Cover	Mar. 30, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 30, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-43216
Entity Registrant Name	KPET Ultra Paceline Corporation
Entity Central Index Key	0002095297
Entity Tax Identification Number	98-1888520
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	5109 S. Broadband Lane
Entity Address, City or Town	Sioux Falls
Entity Address, State or Province	SD
Entity Address, Postal Zip Code	57108
City Area Code	605
Local Phone Number	308-0233
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-sixth of one warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-sixth of one warrant
Trading Symbol	KPET.U
Security Exchange Name	NYSE
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	KPET
Security Exchange Name	NYSE
Warrants, exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	KPET.WS
Security Exchange Name	NYSE